Right-of-use assets and Lease liabilities (Details 3) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	$ 7,704	$ 5,528	$ 5,528
Lease Liabilities At Nominal Amount [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	8,881	6,402
Lease Liabilities At Nominal Amount [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	2,367	2,131
Lease Liabilities At Nominal Amount [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	6,514	4,271
Lease Liabilities At Nominal Amount [Member] | SQM Salar SA [Member] | Empresa Constructora Contex Ltda [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	2,158	536
Lease Liabilities At Nominal Amount [Member] | SQM Salar SA [Member] | Empresa Constructora Contex Ltda [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	540	536
Lease Liabilities At Nominal Amount [Member] | SQM Salar SA [Member] | Empresa Constructora Contex Ltda [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1,618	0
Lease Liabilities At Nominal Amount [Member] | SQM Salar SA [Member] | Maquinarias Industriales Astudillo Hermanos Ltda. [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	400
Lease Liabilities At Nominal Amount [Member] | SQM Salar SA [Member] | Maquinarias Industriales Astudillo Hermanos Ltda. [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	100
Lease Liabilities At Nominal Amount [Member] | SQM Salar SA [Member] | Maquinarias Industriales Astudillo Hermanos Ltda. [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	300
Lease Liabilities At Nominal Amount [Member] | SQM Salar SA [Member] | Transportes Construccin y Servicios Cribach Ltda [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		0
Lease Liabilities At Nominal Amount [Member] | SQM Salar SA [Member] | Transportes Construccin y Servicios Cribach Ltda [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		0
Lease Liabilities At Nominal Amount [Member] | SQM Salar SA [Member] | Transportes Construccin y Servicios Cribach Ltda [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		0
Lease Liabilities At Nominal Amount [Member] | SQM Salar SA [Member] | SKM Industrial Ltda [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	337	809
Lease Liabilities At Nominal Amount [Member] | SQM Salar SA [Member] | SKM Industrial Ltda [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	202	202
Lease Liabilities At Nominal Amount [Member] | SQM Salar SA [Member] | SKM Industrial Ltda [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	135	607
Lease Liabilities At Nominal Amount [Member] | SQM Salar SA [Member] | Maquinarias Industriales Astudillo Hermanos Ltda. One [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	193
Lease Liabilities At Nominal Amount [Member] | SQM Salar SA [Member] | Maquinarias Industriales Astudillo Hermanos Ltda. One [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	48
Lease Liabilities At Nominal Amount [Member] | SQM Salar SA [Member] | Maquinarias Industriales Astudillo Hermanos Ltda. One [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	145
Lease Liabilities At Nominal Amount [Member] | SQM Salar SA [Member] | Sociedad Inmobiliaria Amaru SpA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	195
Lease Liabilities At Nominal Amount [Member] | SQM Salar SA [Member] | Sociedad Inmobiliaria Amaru SpA [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	49
Lease Liabilities At Nominal Amount [Member] | SQM Salar SA [Member] | Sociedad Inmobiliaria Amaru SpA [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	146
Lease Liabilities At Nominal Amount [Member] | SQM Salar SA [Member] | Maquinarias Industriales Astudillo Hermanos Ltda. Two [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	31
Lease Liabilities At Nominal Amount [Member] | SQM Salar SA [Member] | Maquinarias Industriales Astudillo Hermanos Ltda. Two [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	8
Lease Liabilities At Nominal Amount [Member] | SQM Salar SA [Member] | Maquinarias Industriales Astudillo Hermanos Ltda. Two [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	23
Lease Liabilities At Nominal Amount [Member] | SQM Salar SA [Member] | Ameco Chile SA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		135
Lease Liabilities At Nominal Amount [Member] | SQM Salar SA [Member] | Ameco Chile SA [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		135
Lease Liabilities At Nominal Amount [Member] | SQM Salar SA [Member] | Ameco Chile SA [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		0
Lease Liabilities At Nominal Amount [Member] | SQM Industrial SA [Member] | ElTrovadorSa [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1,865	1,865
Lease Liabilities At Nominal Amount [Member] | SQM Industrial SA [Member] | ElTrovadorSa [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	466	466
Lease Liabilities At Nominal Amount [Member] | SQM Industrial SA [Member] | ElTrovadorSa [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1,399	1,399
Lease Liabilities At Nominal Amount [Member] | SQM Industrial SA [Member] | Sociedad Comercial Grandleasing Chile Ltda [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	721	720
Lease Liabilities At Nominal Amount [Member] | SQM Industrial SA [Member] | Sociedad Comercial Grandleasing Chile Ltda [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	180	180
Lease Liabilities At Nominal Amount [Member] | SQM Industrial SA [Member] | Sociedad Comercial Grandleasing Chile Ltda [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	541	540
Lease Liabilities At Nominal Amount [Member] | SQM Industrial SA [Member] | Jungheinrich Rentalif SPA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	118
Lease Liabilities At Nominal Amount [Member] | SQM Industrial SA [Member] | Jungheinrich Rentalif SPA [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	30
Lease Liabilities At Nominal Amount [Member] | SQM Industrial SA [Member] | Jungheinrich Rentalif SPA [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	88
Lease Liabilities At Nominal Amount [Member] | SQM Industrial SA [Member] | Technofast [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	74
Lease Liabilities At Nominal Amount [Member] | SQM Industrial SA [Member] | Technofast [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	18
Lease Liabilities At Nominal Amount [Member] | SQM Industrial SA [Member] | Technofast [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	56
Lease Liabilities At Nominal Amount [Member] | SQM Nitratos S.A. [Member] | Jungheinrich Rentalif SPA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	73
Lease Liabilities At Nominal Amount [Member] | SQM Nitratos S.A. [Member] | Jungheinrich Rentalif SPA [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	18
Lease Liabilities At Nominal Amount [Member] | SQM Nitratos S.A. [Member] | Jungheinrich Rentalif SPA [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	55
Lease Liabilities At Nominal Amount [Member] | SQM S.A. [Member] | Jungheinrich Rentalif SPA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	79
Lease Liabilities At Nominal Amount [Member] | SQM S.A. [Member] | Jungheinrich Rentalif SPA [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	20
Lease Liabilities At Nominal Amount [Member] | SQM S.A. [Member] | Jungheinrich Rentalif SPA [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	59
Lease Liabilities At Nominal Amount [Member] | Orcoma Estudios SPA | Obispado de Iquique [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	5
Lease Liabilities At Nominal Amount [Member] | Orcoma Estudios SPA | Obispado de Iquique [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1
Lease Liabilities At Nominal Amount [Member] | Orcoma Estudios SPA | Obispado de Iquique [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	4
Lease Liabilities At Nominal Amount [Member] | Orcoma Estudios SPA | Comunidad Indgena Aymara Pueblo de Pisiga Choque [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	6
Lease Liabilities At Nominal Amount [Member] | Orcoma Estudios SPA | Comunidad Indgena Aymara Pueblo de Pisiga Choque [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1
Lease Liabilities At Nominal Amount [Member] | Orcoma Estudios SPA | Comunidad Indgena Aymara Pueblo de Pisiga Choque [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	5
Lease Liabilities At Nominal Amount [Member] | Orcoma Estudios SPA | Ruth del Carmen Cortez Maturana [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	4
Lease Liabilities At Nominal Amount [Member] | Orcoma Estudios SPA | Ruth del Carmen Cortez Maturana [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1
Lease Liabilities At Nominal Amount [Member] | Orcoma Estudios SPA | Ruth del Carmen Cortez Maturana [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	3
Lease Liabilities At Nominal Amount [Member] | Soquimich Comercial S.A. [Member] | SAAM Logistics SA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		0
Lease Liabilities At Nominal Amount [Member] | Soquimich Comercial S.A. [Member] | SAAM Logistics SA [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		0
Lease Liabilities At Nominal Amount [Member] | Soquimich Comercial S.A. [Member] | SAAM Logistics SA [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		0
Lease Liabilities At Nominal Amount [Member] | Soquimich Comercial S.A. [Member] | Containers Operators S A [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	343
Lease Liabilities At Nominal Amount [Member] | Soquimich Comercial S.A. [Member] | Containers Operators S A [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	86
Lease Liabilities At Nominal Amount [Member] | Soquimich Comercial S.A. [Member] | Containers Operators S A [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	257
Lease Liabilities At Nominal Amount [Member] | Soquimich Comercial S.A. [Member] | Muelles de Penco SA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	165	165
Lease Liabilities At Nominal Amount [Member] | Soquimich Comercial S.A. [Member] | Muelles de Penco SA [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	41	41
Lease Liabilities At Nominal Amount [Member] | Soquimich Comercial S.A. [Member] | Muelles de Penco SA [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	124	124
Lease Liabilities At Nominal Amount [Member] | Soquimich Comercial S.A. [Member] | Muelles de Penco SA One [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	178	177
Lease Liabilities At Nominal Amount [Member] | Soquimich Comercial S.A. [Member] | Muelles de Penco SA One [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	44	44
Lease Liabilities At Nominal Amount [Member] | Soquimich Comercial S.A. [Member] | Muelles de Penco SA One [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	134	133
Lease Liabilities At Nominal Amount [Member] | Soquimich Comercial S.A. [Member] | Inmobiliaria Chincui SPA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	628	628
Lease Liabilities At Nominal Amount [Member] | Soquimich Comercial S.A. [Member] | Inmobiliaria Chincui SPA [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	157	157
Lease Liabilities At Nominal Amount [Member] | Soquimich Comercial S.A. [Member] | Inmobiliaria Chincui SPA [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	471	471
Lease Liabilities At Nominal Amount [Member] | Soquimich Comercial S.A. [Member] | Compaa de Leasing Tattersall SA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	232	73
Lease Liabilities At Nominal Amount [Member] | Soquimich Comercial S.A. [Member] | Compaa de Leasing Tattersall SA [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	58	55
Lease Liabilities At Nominal Amount [Member] | Soquimich Comercial S.A. [Member] | Compaa de Leasing Tattersall SA [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	174	18
Lease Liabilities At Nominal Amount [Member] | SQM North America Corp. [Member] | Paces West LL [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	223	216
Lease Liabilities At Nominal Amount [Member] | SQM North America Corp. [Member] | Paces West LL [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	55	53
Lease Liabilities At Nominal Amount [Member] | SQM North America Corp. [Member] | Paces West LL [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	168	163
Lease Liabilities At Nominal Amount [Member] | SQM North America Corp. [Member] | Deep South Equipment Company [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	5
Lease Liabilities At Nominal Amount [Member] | SQM North America Corp. [Member] | Deep South Equipment Company [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1
Lease Liabilities At Nominal Amount [Member] | SQM North America Corp. [Member] | Deep South Equipment Company [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	4
Lease Liabilities At Nominal Amount [Member] | SQM North America Corp. [Member] | Hawkins Nunmber One LLC [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	130	127
Lease Liabilities At Nominal Amount [Member] | SQM North America Corp. [Member] | Hawkins Nunmber One LLC [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	32	31
Lease Liabilities At Nominal Amount [Member] | SQM North America Corp. [Member] | Hawkins Nunmber One LLC [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	98	96
Lease Liabilities At Nominal Amount [Member] | SQM North America Corp. [Member] | TennantSouth [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	6
Lease Liabilities At Nominal Amount [Member] | SQM North America Corp. [Member] | TennantSouth [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	2
Lease Liabilities At Nominal Amount [Member] | SQM North America Corp. [Member] | TennantSouth [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	4
Lease Liabilities At Nominal Amount [Member] | SQM Comercial De Mexico S.A. de C.V. [Member] | Onni Ensenada SA de CV [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	395	395
Lease Liabilities At Nominal Amount [Member] | SQM Comercial De Mexico S.A. de C.V. [Member] | Onni Ensenada SA de CV [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	99	99
Lease Liabilities At Nominal Amount [Member] | SQM Comercial De Mexico S.A. de C.V. [Member] | Onni Ensenada SA de CV [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	296	296
Lease Liabilities At Nominal Amount [Member] | SQM Comercial De Mexico S.A. de C.V. [Member] | Madol Inmobiliaria SA de CV [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	78	79
Lease Liabilities At Nominal Amount [Member] | SQM Comercial De Mexico S.A. de C.V. [Member] | Madol Inmobiliaria SA de CV [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	20	20
Lease Liabilities At Nominal Amount [Member] | SQM Comercial De Mexico S.A. de C.V. [Member] | Madol Inmobiliaria SA de CV [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	58	59
Lease Liabilities At Nominal Amount [Member] | SQM Comercial De Mexico S.A. de C.V. [Member] | Madol Inmobiliaria SA de CV One [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	28	28
Lease Liabilities At Nominal Amount [Member] | SQM Comercial De Mexico S.A. de C.V. [Member] | Madol Inmobiliaria SA de CV One [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	7	7
Lease Liabilities At Nominal Amount [Member] | SQM Comercial De Mexico S.A. de C.V. [Member] | Madol Inmobiliaria SA de CV One [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	21	21
Lease Liabilities At Nominal Amount [Member] | SQM Europe N.V. [Member] | Straatsburgdok NV [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	408	393
Lease Liabilities At Nominal Amount [Member] | SQM Europe N.V. [Member] | Straatsburgdok NV [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	102	91
Lease Liabilities At Nominal Amount [Member] | SQM Europe N.V. [Member] | Straatsburgdok NV [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	306	302
Lease Liabilities At Nominal Amount [Member] | SQM Australia PTY [Member] | The trust Company Australia Pty Ltd [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		56
Lease Liabilities At Nominal Amount [Member] | SQM Australia PTY [Member] | The trust Company Australia Pty Ltd [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		14
Lease Liabilities At Nominal Amount [Member] | SQM Australia PTY [Member] | The trust Company Australia Pty Ltd [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		42
Lease Liabilities At Nominal Amount [Member] | SQM Australia PTY [Member] | Ausco Modular Pty Limited [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	34
Lease Liabilities At Nominal Amount [Member] | SQM Australia PTY [Member] | Ausco Modular Pty Limited [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	9
Lease Liabilities At Nominal Amount [Member] | SQM Australia PTY [Member] | Ausco Modular Pty Limited [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	25
Lease Liabilities At Nominal Amount [Member] | SQM Australia PTY [Member] | Western Australian Land Authority [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	279
Lease Liabilities At Nominal Amount [Member] | SQM Australia PTY [Member] | Western Australian Land Authority [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	52
Lease Liabilities At Nominal Amount [Member] | SQM Australia PTY [Member] | Western Australian Land Authority [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	227
Lease Liabilities At Nominal Amount [Member] | SQM Australia PTY [Member] | Eagle Petroleum (WA) Pty Ltd [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	11
Lease Liabilities At Nominal Amount [Member] | SQM Australia PTY [Member] | Eagle Petroleum (WA) Pty Ltd [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	5
Lease Liabilities At Nominal Amount [Member] | SQM Australia PTY [Member] | Eagle Petroleum (WA) Pty Ltd [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	6
Lease Liabilities At Nominal Amount [Member] | SQM Australia PTY [Member] | Knight Frank [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	12
Lease Liabilities At Nominal Amount [Member] | SQM Australia PTY [Member] | Knight Frank [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	12
Lease Liabilities At Nominal Amount [Member] | SQM Australia PTY [Member] | Knight Frank [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	0
Lease Liabilities At Nominal Amount [Member] | SQM Colombia S.A.S. [Member] | Mareauto Colombia S.A.S. [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	6
Lease Liabilities At Nominal Amount [Member] | SQM Colombia S.A.S. [Member] | Mareauto Colombia S.A.S. [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	2
Lease Liabilities At Nominal Amount [Member] | SQM Colombia S.A.S. [Member] | Mareauto Colombia S.A.S. [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	4
Lease Liabilities At Nominal Amount [Member] | SQM Colombia S.A.S. [Member] | Renting Colombia S.A. [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	9
Lease Liabilities At Nominal Amount [Member] | SQM Colombia S.A.S. [Member] | Renting Colombia S.A. [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	2
Lease Liabilities At Nominal Amount [Member] | SQM Colombia S.A.S. [Member] | Renting Colombia S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	7
Lease Liabilities At Nominal Amount [Member] | SQM Colombia S.A.S. [Member] | Renting Colombia S.a.One [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	10
Lease Liabilities At Nominal Amount [Member] | SQM Colombia S.A.S. [Member] | Renting Colombia S.a.One [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	3
Lease Liabilities At Nominal Amount [Member] | SQM Colombia S.A.S. [Member] | Renting Colombia S.a.One [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	7
Lease Liabilities At Amortized Cost Member [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	7,704	5,528
Lease Liabilities At Amortized Cost Member [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	2,009	1,925
Lease Liabilities At Amortized Cost Member [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	5,695	3,603
Lease Liabilities At Amortized Cost Member [Member] | SQM Salar SA [Member] | Empresa Constructora Contex Ltda [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1,864	536
Lease Liabilities At Amortized Cost Member [Member] | SQM Salar SA [Member] | Empresa Constructora Contex Ltda [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	457	536
Lease Liabilities At Amortized Cost Member [Member] | SQM Salar SA [Member] | Empresa Constructora Contex Ltda [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1,407		$ 0
Lease Liabilities At Amortized Cost Member [Member] | SQM Salar SA [Member] | Maquinarias Industriales Astudillo Hermanos Ltda. [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	361
Lease Liabilities At Amortized Cost Member [Member] | SQM Salar SA [Member] | Maquinarias Industriales Astudillo Hermanos Ltda. [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	89
Lease Liabilities At Amortized Cost Member [Member] | SQM Salar SA [Member] | Maquinarias Industriales Astudillo Hermanos Ltda. [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	272
Lease Liabilities At Amortized Cost Member [Member] | SQM Salar SA [Member] | Transportes Construccin y Servicios Cribach Ltda [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		0
Lease Liabilities At Amortized Cost Member [Member] | SQM Salar SA [Member] | Transportes Construccin y Servicios Cribach Ltda [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		0
Lease Liabilities At Amortized Cost Member [Member] | SQM Salar SA [Member] | Transportes Construccin y Servicios Cribach Ltda [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		0
Lease Liabilities At Amortized Cost Member [Member] | SQM Salar SA [Member] | SKM Industrial Ltda [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	330	747
Lease Liabilities At Amortized Cost Member [Member] | SQM Salar SA [Member] | SKM Industrial Ltda [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	197	181
Lease Liabilities At Amortized Cost Member [Member] | SQM Salar SA [Member] | SKM Industrial Ltda [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	133	566
Lease Liabilities At Amortized Cost Member [Member] | SQM Salar SA [Member] | Maquinarias Industriales Astudillo Hermanos Ltda. One [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	175
Lease Liabilities At Amortized Cost Member [Member] | SQM Salar SA [Member] | Maquinarias Industriales Astudillo Hermanos Ltda. One [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	43
Lease Liabilities At Amortized Cost Member [Member] | SQM Salar SA [Member] | Maquinarias Industriales Astudillo Hermanos Ltda. One [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	132
Lease Liabilities At Amortized Cost Member [Member] | SQM Salar SA [Member] | Sociedad Inmobiliaria Amaru SpA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	191
Lease Liabilities At Amortized Cost Member [Member] | SQM Salar SA [Member] | Sociedad Inmobiliaria Amaru SpA [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	47
Lease Liabilities At Amortized Cost Member [Member] | SQM Salar SA [Member] | Sociedad Inmobiliaria Amaru SpA [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	144
Lease Liabilities At Amortized Cost Member [Member] | SQM Salar SA [Member] | Maquinarias Industriales Astudillo Hermanos Ltda. Two [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	27
Lease Liabilities At Amortized Cost Member [Member] | SQM Salar SA [Member] | Maquinarias Industriales Astudillo Hermanos Ltda. Two [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	7
Lease Liabilities At Amortized Cost Member [Member] | SQM Salar SA [Member] | Maquinarias Industriales Astudillo Hermanos Ltda. Two [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	20
Lease Liabilities At Amortized Cost Member [Member] | SQM Salar SA [Member] | Ameco Chile SA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		134
Lease Liabilities At Amortized Cost Member [Member] | SQM Salar SA [Member] | Ameco Chile SA [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		134
Lease Liabilities At Amortized Cost Member [Member] | SQM Salar SA [Member] | Ameco Chile SA [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		0
Lease Liabilities At Amortized Cost Member [Member] | SQM Industrial SA [Member] | ElTrovadorSa [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1,474	1,429
Lease Liabilities At Amortized Cost Member [Member] | SQM Industrial SA [Member] | ElTrovadorSa [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	364	353
Lease Liabilities At Amortized Cost Member [Member] | SQM Industrial SA [Member] | ElTrovadorSa [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1,110	1,076
Lease Liabilities At Amortized Cost Member [Member] | SQM Industrial SA [Member] | Sociedad Comercial Grandleasing Chile Ltda [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	680	662
Lease Liabilities At Amortized Cost Member [Member] | SQM Industrial SA [Member] | Sociedad Comercial Grandleasing Chile Ltda [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	168	164
Lease Liabilities At Amortized Cost Member [Member] | SQM Industrial SA [Member] | Sociedad Comercial Grandleasing Chile Ltda [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	512	498
Lease Liabilities At Amortized Cost Member [Member] | SQM Industrial SA [Member] | Jungheinrich Rentalif SPA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	109
Lease Liabilities At Amortized Cost Member [Member] | SQM Industrial SA [Member] | Jungheinrich Rentalif SPA [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	27
Lease Liabilities At Amortized Cost Member [Member] | SQM Industrial SA [Member] | Jungheinrich Rentalif SPA [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	82
Lease Liabilities At Amortized Cost Member [Member] | SQM Industrial SA [Member] | Technofast [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	73
Lease Liabilities At Amortized Cost Member [Member] | SQM Industrial SA [Member] | Technofast [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	18
Lease Liabilities At Amortized Cost Member [Member] | SQM Industrial SA [Member] | Technofast [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	55
Lease Liabilities At Amortized Cost Member [Member] | SQM Nitratos S.A. [Member] | Jungheinrich Rentalif SPA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	67
Lease Liabilities At Amortized Cost Member [Member] | SQM Nitratos S.A. [Member] | Jungheinrich Rentalif SPA [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	17
Lease Liabilities At Amortized Cost Member [Member] | SQM Nitratos S.A. [Member] | Jungheinrich Rentalif SPA [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	50
Lease Liabilities At Amortized Cost Member [Member] | SQM S.A. [Member] | Jungheinrich Rentalif SPA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	73
Lease Liabilities At Amortized Cost Member [Member] | SQM S.A. [Member] | Jungheinrich Rentalif SPA [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	18
Lease Liabilities At Amortized Cost Member [Member] | SQM S.A. [Member] | Jungheinrich Rentalif SPA [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	55
Lease Liabilities At Amortized Cost Member [Member] | Orcoma Estudios SPA | Obispado de Iquique [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	2
Lease Liabilities At Amortized Cost Member [Member] | Orcoma Estudios SPA | Obispado de Iquique [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1
Lease Liabilities At Amortized Cost Member [Member] | Orcoma Estudios SPA | Obispado de Iquique [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1
Lease Liabilities At Amortized Cost Member [Member] | Orcoma Estudios SPA | Comunidad Indgena Aymara Pueblo de Pisiga Choque [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	5
Lease Liabilities At Amortized Cost Member [Member] | Orcoma Estudios SPA | Comunidad Indgena Aymara Pueblo de Pisiga Choque [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1
Lease Liabilities At Amortized Cost Member [Member] | Orcoma Estudios SPA | Comunidad Indgena Aymara Pueblo de Pisiga Choque [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	4
Lease Liabilities At Amortized Cost Member [Member] | Orcoma Estudios SPA | Ruth del Carmen Cortez Maturana [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	2
Lease Liabilities At Amortized Cost Member [Member] | Orcoma Estudios SPA | Ruth del Carmen Cortez Maturana [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1
Lease Liabilities At Amortized Cost Member [Member] | Orcoma Estudios SPA | Ruth del Carmen Cortez Maturana [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1
Lease Liabilities At Amortized Cost Member [Member] | Soquimich Comercial S.A. [Member] | SAAM Logistics SA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		0
Lease Liabilities At Amortized Cost Member [Member] | Soquimich Comercial S.A. [Member] | SAAM Logistics SA [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		0
Lease Liabilities At Amortized Cost Member [Member] | Soquimich Comercial S.A. [Member] | SAAM Logistics SA [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		0
Lease Liabilities At Amortized Cost Member [Member] | Soquimich Comercial S.A. [Member] | Containers Operators S A [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	342
Lease Liabilities At Amortized Cost Member [Member] | Soquimich Comercial S.A. [Member] | Containers Operators S A [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	85
Lease Liabilities At Amortized Cost Member [Member] | Soquimich Comercial S.A. [Member] | Containers Operators S A [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	257
Lease Liabilities At Amortized Cost Member [Member] | Soquimich Comercial S.A. [Member] | Muelles de Penco SA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	163	161
Lease Liabilities At Amortized Cost Member [Member] | Soquimich Comercial S.A. [Member] | Muelles de Penco SA [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	41	54
Lease Liabilities At Amortized Cost Member [Member] | Soquimich Comercial S.A. [Member] | Muelles de Penco SA [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	122	107
Lease Liabilities At Amortized Cost Member [Member] | Soquimich Comercial S.A. [Member] | Muelles de Penco SA One [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	175	172
Lease Liabilities At Amortized Cost Member [Member] | Soquimich Comercial S.A. [Member] | Muelles de Penco SA One [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	44	57
Lease Liabilities At Amortized Cost Member [Member] | Soquimich Comercial S.A. [Member] | Muelles de Penco SA One [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	131	115
Lease Liabilities At Amortized Cost Member [Member] | Soquimich Comercial S.A. [Member] | Inmobiliaria Chincui SPA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	515	499
Lease Liabilities At Amortized Cost Member [Member] | Soquimich Comercial S.A. [Member] | Inmobiliaria Chincui SPA [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	127	123
Lease Liabilities At Amortized Cost Member [Member] | Soquimich Comercial S.A. [Member] | Inmobiliaria Chincui SPA [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	388	376
Lease Liabilities At Amortized Cost Member [Member] | Soquimich Comercial S.A. [Member] | Compaa de Leasing Tattersall SA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	213	72
Lease Liabilities At Amortized Cost Member [Member] | Soquimich Comercial S.A. [Member] | Compaa de Leasing Tattersall SA [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	52	54
Lease Liabilities At Amortized Cost Member [Member] | Soquimich Comercial S.A. [Member] | Compaa de Leasing Tattersall SA [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	161	18
Lease Liabilities At Amortized Cost Member [Member] | SQM North America Corp. [Member] | Paces West LL [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	182	169
Lease Liabilities At Amortized Cost Member [Member] | SQM North America Corp. [Member] | Paces West LL [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	44	41
Lease Liabilities At Amortized Cost Member [Member] | SQM North America Corp. [Member] | Paces West LL [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	138	128
Lease Liabilities At Amortized Cost Member [Member] | SQM North America Corp. [Member] | Deep South Equipment Company [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	5
Lease Liabilities At Amortized Cost Member [Member] | SQM North America Corp. [Member] | Deep South Equipment Company [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1
Lease Liabilities At Amortized Cost Member [Member] | SQM North America Corp. [Member] | Deep South Equipment Company [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	4
Lease Liabilities At Amortized Cost Member [Member] | SQM North America Corp. [Member] | Hawkins Nunmber One LLC [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	121	113
Lease Liabilities At Amortized Cost Member [Member] | SQM North America Corp. [Member] | Hawkins Nunmber One LLC [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	30	28
Lease Liabilities At Amortized Cost Member [Member] | SQM North America Corp. [Member] | Hawkins Nunmber One LLC [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	91	85
Lease Liabilities At Amortized Cost Member [Member] | SQM North America Corp. [Member] | TennantSouth [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	6
Lease Liabilities At Amortized Cost Member [Member] | SQM North America Corp. [Member] | TennantSouth [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1
Lease Liabilities At Amortized Cost Member [Member] | SQM North America Corp. [Member] | TennantSouth [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	5
Lease Liabilities At Amortized Cost Member [Member] | SQM Comercial De Mexico S.A. de C.V. [Member] | Onni Ensenada SA de CV [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	338	327
Lease Liabilities At Amortized Cost Member [Member] | SQM Comercial De Mexico S.A. de C.V. [Member] | Onni Ensenada SA de CV [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	84	81
Lease Liabilities At Amortized Cost Member [Member] | SQM Comercial De Mexico S.A. de C.V. [Member] | Onni Ensenada SA de CV [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	254	246
Lease Liabilities At Amortized Cost Member [Member] | SQM Comercial De Mexico S.A. de C.V. [Member] | Madol Inmobiliaria SA de CV [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	70	65
Lease Liabilities At Amortized Cost Member [Member] | SQM Comercial De Mexico S.A. de C.V. [Member] | Madol Inmobiliaria SA de CV [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	17	16
Lease Liabilities At Amortized Cost Member [Member] | SQM Comercial De Mexico S.A. de C.V. [Member] | Madol Inmobiliaria SA de CV [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	53	49
Lease Liabilities At Amortized Cost Member [Member] | SQM Comercial De Mexico S.A. de C.V. [Member] | Madol Inmobiliaria SA de CV One [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	25	24
Lease Liabilities At Amortized Cost Member [Member] | SQM Comercial De Mexico S.A. de C.V. [Member] | Madol Inmobiliaria SA de CV One [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	6	6
Lease Liabilities At Amortized Cost Member [Member] | SQM Comercial De Mexico S.A. de C.V. [Member] | Madol Inmobiliaria SA de CV One [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	19	18
Lease Liabilities At Amortized Cost Member [Member] | SQM Europe N.V. [Member] | Straatsburgdok NV [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	383	362
Lease Liabilities At Amortized Cost Member [Member] | SQM Europe N.V. [Member] | Straatsburgdok NV [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	95	83
Lease Liabilities At Amortized Cost Member [Member] | SQM Europe N.V. [Member] | Straatsburgdok NV [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	288	279
Lease Liabilities At Amortized Cost Member [Member] | SQM Australia PTY [Member] | The trust Company Australia Pty Ltd [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		56
Lease Liabilities At Amortized Cost Member [Member] | SQM Australia PTY [Member] | The trust Company Australia Pty Ltd [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		14
Lease Liabilities At Amortized Cost Member [Member] | SQM Australia PTY [Member] | The trust Company Australia Pty Ltd [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		$ 42
Lease Liabilities At Amortized Cost Member [Member] | SQM Australia PTY [Member] | Ausco Modular Pty Limited [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	32
Lease Liabilities At Amortized Cost Member [Member] | SQM Australia PTY [Member] | Ausco Modular Pty Limited [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	8
Lease Liabilities At Amortized Cost Member [Member] | SQM Australia PTY [Member] | Ausco Modular Pty Limited [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	24
Lease Liabilities At Amortized Cost Member [Member] | SQM Australia PTY [Member] | Western Australian Land Authority [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	347
Lease Liabilities At Amortized Cost Member [Member] | SQM Australia PTY [Member] | Western Australian Land Authority [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	103
Lease Liabilities At Amortized Cost Member [Member] | SQM Australia PTY [Member] | Western Australian Land Authority [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	244
Lease Liabilities At Amortized Cost Member [Member] | SQM Australia PTY [Member] | Eagle Petroleum (WA) Pty Ltd [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	11
Lease Liabilities At Amortized Cost Member [Member] | SQM Australia PTY [Member] | Eagle Petroleum (WA) Pty Ltd [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	3
Lease Liabilities At Amortized Cost Member [Member] | SQM Australia PTY [Member] | Eagle Petroleum (WA) Pty Ltd [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	8
Lease Liabilities At Amortized Cost Member [Member] | SQM Australia PTY [Member] | Knight Frank [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	12
Lease Liabilities At Amortized Cost Member [Member] | SQM Australia PTY [Member] | Knight Frank [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	12
Lease Liabilities At Amortized Cost Member [Member] | SQM Australia PTY [Member] | Knight Frank [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	0
Lease Liabilities At Amortized Cost Member [Member] | SQM Colombia S.A.S. [Member] | Mareauto Colombia S.A.S. [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	6
Lease Liabilities At Amortized Cost Member [Member] | SQM Colombia S.A.S. [Member] | Mareauto Colombia S.A.S. [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	2
Lease Liabilities At Amortized Cost Member [Member] | SQM Colombia S.A.S. [Member] | Mareauto Colombia S.A.S. [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	4
Lease Liabilities At Amortized Cost Member [Member] | SQM Colombia S.A.S. [Member] | Renting Colombia S.A. [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	9
Lease Liabilities At Amortized Cost Member [Member] | SQM Colombia S.A.S. [Member] | Renting Colombia S.A. [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	2
Lease Liabilities At Amortized Cost Member [Member] | SQM Colombia S.A.S. [Member] | Renting Colombia S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	7
Lease Liabilities At Amortized Cost Member [Member] | SQM Colombia S.A.S. [Member] | Renting Colombia S.a.One [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	10
Lease Liabilities At Amortized Cost Member [Member] | SQM Colombia S.A.S. [Member] | Renting Colombia S.a.One [Member] | Later than three months [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	3
Lease Liabilities At Amortized Cost Member [Member] | SQM Colombia S.A.S. [Member] | Renting Colombia S.a.One [Member] | Later than three months and not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	$ 7